Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Fair Value Hierarchy

The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value as of December 31, 2024 and 2025:

	As of December 31, 2025
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Warrant liabilities	—	—	1	1
Forward sale contract liability	—	—	16,813	16,813

	As of December 31, 2024
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB
Warrant liabilities	—	—	467	467

Schedule of Warrant’s Fair Value

The Group adopted Black Scholes model to assess the warrant’s fair value. The valuation involves complex and subjective judgements as well as the Group’s best estimates on the valuation date. Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are as follows:

	For the years ended December 31,
	2024		2025
Risk-free interest rate		4.26%		3.49%
Volatility		52.71%		31.53%
Dividend yield		—		—
Life of warrants (in years)		4.07		3.07
Fair value of underlying ordinary shares	US$	1.18	US$	0.63

The Group adopted Monte Carlo model using a Longstaff Schwartz algorithm to assess the forward sale contract’s fair value. The valuation involves complex and subjective judgements as well as the Group’s best estimates on the valuation date. Key inputs related to the model for the valuation of the fair value of the forward sale contract are as follows:

	For the year ended December 31, 2025
Risk-free interest rate		3.59% – 3.67%
Volatility		64.61%
Dividend yield		—
Life of forward sale contract (in years)		0.14
Fair value of underlying ordinary shares	US$	0.79